Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Exchange Listed Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547950
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2019
Prospectus Date	rr_ProspectusDate	Apr. 01, 2019